Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current
Trade payable with suppliers	$ 9,162	$ 798
Total non-current trade payables	9,162	798
Current
Trade payables with suppliers	146,907	145,740
Trade payables with related parties (Note 27)	3,945	3,017
Total current trade payables	$ 150,852	$ 148,757